Property Plant and Equipment(Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Shares issued for consideration for the equipment	200,000
Value of shares issued for consideration for the equipment	$ 106,000
Impairment loss	$ 106,000